Capital Structure, Financial Risk and Related Items - RSU Activity (Details)	12 Months Ended
	Dec. 31, 2021 kr / shares shares	Dec. 31, 2020 kr / shares shares	Dec. 31, 2019 kr / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	23,293	72,138	15,374
Weighted average fair value of RSU granted | kr / shares	kr 2,236.44	kr 1,927.83	kr 1,511.70
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled		28,424
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	477	589
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	22,816	43,125	15,374
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	293,928	307,907	218,902
Granted	186,215	46,522	116,742
Settled	(63,574)	(46,855)	(22,189)
Cancelled	(10,578)	(13,646)	(5,548)
Outstanding at end of period	405,991	293,928	307,907
RSUs | Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	12,565	19,953	20,127
Granted	3,297	2,929	3,708
Settled	(3,556)	(6,470)	(2,631)
Transferred	(688)	(2,822)	(1,251)
Cancelled	(653)	(1,025)
Outstanding at end of period	10,965	12,565	19,953
RSUs | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	66,182	72,865	66,152
Granted	31,417	9,032	25,793
Settled	(14,089)	(12,253)	(19,080)
Transferred	5,533	(2,334)
Cancelled		(1,128)
Outstanding at end of period	89,043	66,182	72,865
RSUs | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	197,374	208,859	130,046
Granted	146,684	34,431	87,168
Settled	(35,962)	(22,196)
Transferred	(14,810)	(22,762)	(8,355)
Cancelled	(255)	(958)
Outstanding at end of period	293,031	197,374	208,859
RSUs | Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	17,807	6,230	2,577
Granted	4,817	130	73
Settled	(9,967)	(5,936)	(478)
Transferred	9,965	27,918	9,606
Cancelled	(9,670)	(10,535)	(5,548)
Outstanding at end of period	12,952	17,807	6,230